Share-based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based Compensation
18.
Share-based Compensation

Compensation expenses recognized for share-based awards of the Company were as follows:

	Year Ended December 31,
	2020	2021	2022
	(US$ thousand)
Cost of revenues	$357	$879	$906
Research and development expenses	5,312	19,737	18,055
Sales and marketing expenses	2,061	4,843	6,140
General and administrative expenses	4,244	6,022	7,262
	$11,974	$31,481	$32,363

Compensation expenses recognized for different awards were summarized as below:

	Year Ended December 31,
	2020	2021	2022
	(US$ thousand)
Equity award – share options(1)(4)	$7,192	$16,672	$14,315
Equity award – restricted shares(2)(3)	1,193	3,385	1,824
Equity award – restricted share units	136	5,588	11,712
Liability award – Venture Partners Plan	3,453	5,836	4,512
	$11,974	$31,481	$32,363

(1)
Including share options granted to employees as part of post-combination compensation of nil, US$5.7 million and US$4.0 million for the years ended December 31, 2020, 2021 and 2022, respectively.
(2)
Including restricted shares granted by the Founder for equity classified award of US$0.9 million, US$0.7 million and US$0.2 million for the years ended December 31, 2020, 2021 and 2022, respectively.
(3)
Including restricted shares granted to employees as part of post-combination compensation of US$0.3 million, US$2.7 million and US$1.3 million for the years ended December 31, 2020, 2021 and 2022, respectively.
(4)
Including an incremental $0.7 million of share-based compensation associated with the modification of the awards of an employee during 2021, where a portion of the employee’s options vesting was accelerated.

The income tax benefit recognized in the consolidated statements of comprehensive loss for share-based compensation expenses is immaterial and the Company did not capitalize any of the share-based compensation expenses as part of the cost of any assets for the years ended December 31, 2020, 2021 and 2022, respectively.

Equity Incentive Plans

On August 8, 2014, the board of directors of the Company adopted the Company’s 2014 Equity Incentive Plan (“2014 Plan”) and reserved 20,000,000 ordinary shares for issuance under share options to be granted to employees, directors and consultants of the Group in its U.S. and PRC operations.

Before the Corporate Reorganization plan was formed and implemented, the Group intended to use Agora IO, Inc. as the issuer in connection with the Group’s initial public offering. As such, in January 2019, the board of directors of Agora IO, Inc. approved and adopted the 2018 Equity Incentive Plan (“2018 Plan”) to provide incentives to employees, directors and consultants of the Group and reserved 25,740,835 ordinary shares for issuance under share options to be granted under the 2018 Plan. The terms of the 2018 Plan adopted by Agora IO, Inc. are substantively the same as the terms of the 2014 Plan adopted by the Company and the 2014 Plan was not terminated. However, in December 2019, management decided to instead use the Company as the issuer in connection with the Group’s initial public offering and in January 2020, as part of the Corporate Reorganization, the Company assumed from Agora IO, Inc., each option granted under the 2018 Plan. As a result, the options to purchase shares of Agora IO, Inc. granted under the 2018 Plan became options to purchase shares of the Company, and the Company otherwise assumed the same obligations and duties in respect of such options while maintaining their respective terms and vesting schedules. This replacement of awards did not have any accounting consequence. The Company’s board of directors also resolved to amend the 2014 Plan to provide that the maximum number of shares of the Company which may be subject to awards granted under the 2014 Plan would be 34,613,165 ordinary shares minus the aggregate of (x) any shares issued pursuant to awards granted under the 2018 Plan prior to shareholder approval of the amendment and (y) any shares subject to share options or similar awards granted under the 2018 Plan outstanding as of the date of shareholder approval of the amendment.

At the end of June 2020, the board of directors approved and the Company adopted the Global Equity Incentive Plan (“Global Plan”). The terms of the Global Plan adopted by the Company are substantively the same as the terms of the 2018 Plan and 2014 Plan, which allows for the grant of non statutory share options, share appreciation rights, restricted shares, restricted share units, and performance awards to employees, directors and consultants and parent and subsidiary corporations’ employees and consultants. The 2014 Plan and 2018 Plan will continue to govern the outstanding awards thereunder, while new award grants will be subject to the terms of the Global Plan.

Options have a contractual term of ten years from the grant date, and will generally vest over a period of two to ten years of continuous service.

The following table summarizes activities of the Company’s share options for the years ended December 31, 2020, 2021 and 2022:

Equity Classified Share Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		(US$)	In Years	(US$)	In Years
Outstanding at January 1, 2020	38,011,964	0.12	7.22	51,303,638	0.31
Granted	9,941,500	0.19			3.16
Exercised	(7,632,431)	0.12		43,000,715
Forfeited	(706,150)	0.16
Outstanding at December 31, 2020	39,614,883	0.17	8.23	466,460,320	1.08
Granted(1)	8,799,568	0.09			7.07
Exercised	(14,235,844)	0.12		128,514,032
Forfeited	(1,469,760)	0.13
Outstanding at December 31, 2021	32,708,847	0.14	7.04	127,168,263	2.78
Granted	20,767,284	0.02			0.81
Exercised	(10,511,776)	0.08		17,775,175
Forfeited	(4,861,466)	0.12
Outstanding at December 31, 2022	38,102,889	0.09	7.53	34,025,386	1.69
Vested and expected to vest at December 31, 2022	38,102,889	0.09	7.53	34,025,386	1.69
Exercisable at December 31, 2022	21,979,687	0.13	5.49	18,708,383	1.04

(1)
During 2021, the Company granted shares to employees that joined the Company following the acquisition of Easemob (Note 3). Share agreements were signed with the employees contingent on their continuing employment with the Group as well as their ability to meet certain established performance targets. Of the share options granted to the employees, 40% of the options will vest over a period of four years of continuous service starting from the stated vesting commencement date. 60% of the options are also subject to performance metrics based on an initial target, and performance is measured over predefined performance periods which ranges from one to five years; depending on the probability of achieving the performance targets, the number of shares options that vests could range from 0 to 60% of the target amount.

The aggregate intrinsic value is calculated as the difference between the exercise price of the options and the estimated fair value of the underlying shares of US$466.5 million, US$127.2 million and US$34.0 million at December 31, 2020, 2021 and 2022, respectively.

The total fair value of share options vested during the years ended December 31, 2020, 2021 and 2022 was US$4.9 million, US$12.0 million and US$21.4 million, respectively. The share-based compensation expenses in relation to the share option recognized for the years ended December 31, 2020, 2021 and 2022 were US$7.2 million, US$16.7 million and US$14.3 million, respectively.

As of December 31, 2021 and 2022, there were US$71.4 million and US$38.5 million of unrecognized share-based compensation expenses related to share options granted by the Company, which were expected to be recognized over a weighted-average vesting period of 2.4 and 1.5 years, respectively.

The fair value of options granted under the Company’s Plans for the years ended December 31, 2020, 2021 and 2022 used the binomial option pricing model, with the assumptions (or ranges thereof) in the following table:

	Year Ended December 31,
	2020	2021	2022
Exercise price	US$0.10 - US$1.74	US$0.10	US$0.0001 - US$0.10
Fair value of the ordinary shares on the date of option grant	US$0.8415 - US$8.9816	US$6.4850 - US$11.5675	US$0.6250 - US$1.6425
Risk-free interest rate(1)	0.28% - 1.46%	1.28% - 1.91%	2.35% - 3.88%
Expected term (in years)	10	10	10
Expected dividend yield(2)	0%	0%	0%
Expected volatility(3)	42.39% - 59.65%	54.16% - 56.70%	50.38% - 53.79%
Expected forfeiture rate (post-vesting)	3%	3%	3%

(1)
The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the U.S. treasury bonds with a maturity life equal to the expected life to expiration.
(2)
The Company has no history or expectation of paying dividends on its ordinary shares.
(3)
Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

Restricted Shares

Granted by the Company

On December 16, 2013, the Company’s board of directors issued 30,800,000, 15,000,000 and 77,000,000 ordinary shares subject to certain restrictions to VoiceCrew Holdings Limited, management personnel and Sounds of Nature Limited, respectively. The 15,000,000 ordinary shares were held by VoiceCrew Holdings Limited on behalf of the management personnel. VoiceCrew Holdings Limited and Sounds of Nature Limited are both entities controlled by the Founder.

The restricted shares to the Founder-controlled entities and 5,000,000 of the restricted shares to the management personnel were released in accordance with the following schedule: (1) 25% of such restricted shares to the Founder shall be released from the restriction on the first anniversary of December 16, 2013; and (2) the remaining restricted shares shall be released in 36 equal monthly installments commencing from the first anniversary of the December 16, 2013, provided that in each case that the holder remains as an employee on a continuing full time basis of any Group entity as of the date of such respective release.

10 million of the restricted shares to the management personnel shall be released in accordance with the following schedule: (1) 25% of such restricted shares shall be released from the restriction on the first anniversary from November 7, 2014; and (2) the remaining restricted shares shall be released in 36 equal monthly installments commencing on November 7, 2015, as long as each holder remained a continuing full-time employee of any Group entity as of the date of such respective release

On May 18, 2017, the Company entered into an amended restricted shares agreement with VoiceCrew Limited, Soundscape Limited and the management personnel to extend the releasing period for unvested shares to be released monthly over another three years from May 18, 2017, provided that in each case the holder remains as an employee on a continuing full time basis of any Group entity as of the date of such respective release.

In connection with the Historical Reorganization and the Corporate Reorganization, the above mentioned restricted shares were swapped to Agora IO, Inc. in December 2014, and swapped back to the Company in January 2020. There were no changes to the terms and conditions of the restricted shares arrangement and hence there was no accounting impact.

Among all the shares granted to the management personnel, a portion of the awards totaling 500,000 shares contained repurchase obligations by the Company such that a holder could request the Company to repurchase their share options upon an unsuccessful IPO or acquisition by another company by December 31, 2018 at the fair market value on the request date. This repurchase clause was provided within the restricted shares agreement to this group of management personnel to incentivize special contributions to the business and therefore the portion of the awards subject to the repurchase obligation were liability-classified awards.

In April 2019, the Company repurchased 100,000 restricted shares subject to repurchase obligation but already vested by then from the management personnel for a total consideration of US$0.1 million. The repurchase right was also waived and terminated by the grantee for the remaining 400,000 shares originally subject to repurchase. Accordingly, the classification of the liability-classified awards for the un-repurchased portion changed back to be equity-classified, and the share-based award liability related to unvested restricted shares were reclassified to additional paid-in capital on the modification date. There was no other accounting impact as a result of the repurchase and termination of repurchase right on remaining portion.

The following table summarizes the restricted shares activities:

Equity Classified Restricted Shares

	Numbers of Shares	Weighted-average Grant Date Fair Value
		(US$)
Outstanding at January 1, 2020	2,805,556	0.02
Granted(1)	512,782	10.16
Vested	(2,805,556)	0.02
Outstanding at December 31, 2020	512,782	10.16
Granted	—	—
Vested	—	—
Outstanding at December 31, 2021	512,782	10.16
Granted	1,139,940	0.64
Vested	(298,704)	10.16
Outstanding at December 31, 2022	1,354,018	2.15

(1)
During 2020, the Company granted shares to employees that joined the Company following the business combination (Note 3) as well as a related party who was a previous shareholder in Netless (Note 23). Share agreements were signed with the employees contingent on their continuing employment with the Group as well as their ability to meet certain established performance targets. Of the restricted shares to the management employees, 70% of the awards will be released over a period of three years of continuous service, in equal installments starting from the stated vesting commencement date. The remaining 30% portion of the restricted shares are also subject to performance metrics based on an initial target number, and performance is measured over predefined performance periods which is one to three years; depending on the probability of achieving the performance targets, the number of restricted shares could range from 0 to 30% of the target amount. Noted that the aforementioned award vesting terms were modified during 2021 to align the release of the shares with the annual company-wide performance review; the modification did not have a material impact to the related share-based compensation expenses.

The share-based compensation expenses in relation to the restricted shares granted by the Company recognized for the years ended December 31, 2020, 2021 and 2022 were US$0.3 million, US$2.7 million and US$1.6 million, respectively.

As of December 31, 2021 and 2022, there were US$2.2 million and US$1.4 million of unrecognized share-based compensation expenses related to restricted shares, which is expected to be recognized over a weighted-average period of 1.5 and 0.4 years, respectively.

Granted by the Founder

From the years of 2015 to 2019, the Founder further granted his restricted shares that were vested from VoiceCrew Limited to select management employees of the Group. Restricted shares agreements were signed with the management employees in consideration of their continuing employment with the Group.

The restricted shares to the management employees will be further released over a period of four years of continuous service, 25% of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months.

The share-based compensation expenses in relation to the restricted shares granted by the Founder recognized for the years ended December 31, 2020, 2021 and 2022 were US$0.9 million, US$0.7 million and US$0.2 million, respectively.

Restricted Share Units

Granted by the Company

A restricted share unit (“RSU”) generally vest over a period of two to six years of continuous service. The following table summarizes the RSU activities:

	Numbers of Shares	Weighted-average Grant Date Fair Value
		(US$)
Outstanding at January 1, 2020	—	—
Granted	263,621	10.30
Vested	—	—
Outstanding at December 31, 2020	263,621	10.30
Granted	4,106,498	7.10
Vested	(384,585)	8.84
Forfeited	(33,004)	10.09
Outstanding at December 31, 2021	3,952,530	7.12
Granted	17,166,304	1.48
Vested	(2,031,624)	5.50
Forfeited	(2,050,651)	2.45
Outstanding at December 31, 2022	17,036,559	2.19

The share-based compensation expenses in relation to the restricted share units granted by the Company recognized for the year ended December 31, 2020, 2021 and 2022 was US$0.1 million, US$5.6 million and US$11.7 million.

As of December 31, 2021 and 2022, there were US$25.8 million and US$33.8 million unrecognized share-based compensation expenses related to restricted share units, which is expected to be recognized over a weighted-average period of 4.4 and 5.7 years.

Venture Partners Plan

In November 2020, the Company adopted and board of directors approved the Venture Partners Plan (“VPP Program”) as a complement to the current bonus and equity incentive plans.

Under the VPP Program, the Company grants VPPs to employees, consultants and directors to participate in the program; the VPPs will be converted to and paid out in cash or settled in shares at the discretion of the Company. The VPP Program is administered by the compensation committee of the board of directors or any personnel appointed by the compensation committee (“administrator”). The administrator has the authority and discretion necessary or appropriate to administer the VPP Program and to control its operation, including determining the adjusted profits for each performance year which will be allocated as the annual shared profit and the accumulated retained profit (if any), determining the method and timing of settlement. The compensation committee of the board of directors may, at any time, amend, alter, suspend or terminate the VPP Program.

The VPP Program stipulates that a participant is entitled to the annual shared profit contingent on their service through the annual performance period, while their receipt of the accumulated retained profit (if any) is contingent on their employment through the date of payment. While the annual shared profit is typically settled in the year following the performance year, the accumulated retained profit will be settled at a future period that is determined by the administrator.

As of December 31, 2021, the liability awards for the 2020 performance year have been fully settled in the form of share options with a zero dollar exercise price that vested immediately upon the settlement date. For the year ended December 31, 2021, US$5.8 million share-based compensation expenses was recorded in relation to the program for the 2021 performance year, and there is nil estimated unrecognized share-based compensation expenses related to the 2021 program.

As of December 31, 2022, US$5,727 thousand out of the liability awards for the 2021 performance year have been settled in the form of share options with a zero dollar exercise price that vested immediately upon the settlement date with the remaining expected to be settled in late 2023. For the year ended December 31, 2022, US$4.5 million share-based compensation expenses was recorded in relation to the program for the 2022 performance year, and there is nil estimated unrecognized share-based compensation expenses related to the 2022 program.